SEGMENT AND GEOGRAPHIC INFORMATION - Sales by geographical area (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Sales	$ 37,107	$ 43,978
Americas
Disclosure of geographical areas [line items]
Sales	13,946	14,873
United States
Disclosure of geographical areas [line items]
Sales	4,807	4,768
Brazil
Disclosure of geographical areas [line items]
Sales	4,152	4,545
Canada
Disclosure of geographical areas [line items]
Sales	1,783	2,281
Mexico
Disclosure of geographical areas [line items]
Sales	1,683	1,463
Argentina
Disclosure of geographical areas [line items]
Sales	909	856
Others Americas
Disclosure of geographical areas [line items]
Sales	612	960
Total Europe
Disclosure of geographical areas [line items]
Sales	19,914	25,092
Germany
Disclosure of geographical areas [line items]
Sales	3,685	4,236
France
Disclosure of geographical areas [line items]
Sales	2,794	3,288
Poland
Disclosure of geographical areas [line items]
Sales	2,420	3,399
Spain
Disclosure of geographical areas [line items]
Sales	2,256	2,665
Italy
Disclosure of geographical areas [line items]
Sales	1,415	2,396
Turkey
Disclosure of geographical areas [line items]
Sales	524	685
Czech Republic
Disclosure of geographical areas [line items]
Sales	681	848
United Kingdom
Disclosure of geographical areas [line items]
Sales	755	952
Belgium
Disclosure of geographical areas [line items]
Sales	1,133	1,071
Russia
Disclosure of geographical areas [line items]
Sales	494	420
Netherlands
Disclosure of geographical areas [line items]
Sales	806	1,046
Romania
Disclosure of geographical areas [line items]
Sales	192	312
Ukraine
Disclosure of geographical areas [line items]
Sales	195	275
Others Europe
Disclosure of geographical areas [line items]
Sales	2,564	3,499
Total Asia & Africa
Disclosure of geographical areas [line items]
Sales	3,247	4,013
South Africa
Disclosure of geographical areas [line items]
Sales	974	1,308
Morocco
Disclosure of geographical areas [line items]
Sales	385	416
Egypt
Disclosure of geographical areas [line items]
Sales	22	76
Rest of Africa
Disclosure of geographical areas [line items]
Sales	284	289
China
Disclosure of geographical areas [line items]
Sales	364	345
Kazakhstan
Disclosure of geographical areas [line items]
Sales	298	370
South Korea
Disclosure of geographical areas [line items]
Sales	176	240
India
Disclosure of geographical areas [line items]
Sales	59	47
Rest of Asia
Disclosure of geographical areas [line items]
Sales	$ 685	$ 922